Accounts Receivable	12 Months Ended
Dec. 31, 2014
Accounts Receivable Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 5: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2014	December 31, 2013
Accounts receivable	$653	$817
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$653	$817

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.